Accrued Warranties (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in Warranty Reserve Account [Roll Forward]
Liability, beginning of period	$ 6,212	$ 6,217	$ 6,223	$ 6,219
Provision for warranties	2,482	3,914	2,647	2,800
Warranty claims	(1,982)	(3,919)	(2,653)	(2,796)
Liability, end of period	$ 6,712	$ 6,212	$ 6,217	$ 6,223